Leases - Minimum annual rentals (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	$ 2,293
2024
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	1,540
2025
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	738
2026
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	8
2027
Disclosure of maturity analysis of operating lease payments [line items]
Minimum annual rental	$ 7